Business - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands				4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 11, 2017	Aug. 01, 2016	Apr. 25, 2016	Apr. 24, 2016	Sep. 30, 2017	Dec. 31, 2016
Business And Organization [Line Items]
Ownership interest transferred					100.00%	100.00%
Assumption of bridge facilities from MGM				$ 4,000,000
MGM
Business And Organization [Line Items]
Ownership interest in operating partnership			73.30%		73.30%	73.30%
Operating partnership units outstanding (in units)						185,362,136
MGM | Borgata
Business And Organization [Line Items]
Increase in ownership interest in operating partnership	72.30%	76.30%			72.30%	76.30%
MGP Operating Partnership
Business And Organization [Line Items]
Assumption of bridge facilities from MGM				$ 4,000,000	$ 4,000,000	$ 4,000,000
Operating partnership units outstanding (in units)					256,258,931	242,862,136
IPO
Business And Organization [Line Items]
Initial offering price per share (in usd per share)					$ 21.00	$ 21.00
Ownership percentage acquired			26.70%		26.70%	26.70%
IPO | Borgata
Business And Organization [Line Items]
Reduction in ownership percentage acquired	27.70%	23.70%			27.70%	23.70%
IPO | Class A Shares
Business And Organization [Line Items]
Shares issued under initial public offering (in shares)					57,500,000	57,500,000
Over-Allotment Option | Class A Shares
Business And Organization [Line Items]
Shares issued under initial public offering (in shares)					7,500,000	7,500,000
Operating Partnership Units to MGP's Class A Shares
Business And Organization [Line Items]
Operating Partnership unit conversion					1	1